Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 4,508,400	$ 3,683,684	$ 3,377,825
Cost of revenues	3,371,933	2,707,505	2,374,775
Gross profit	1,136,467	976,179	1,003,050
Operating expenses:
Research and development, net	331,757	287,352	265,060
Marketing and selling, net	301,400	281,014	280,246
General and administrative, net	214,749	160,348	133,314
Other operating income, net	(33,049)	(45,367)	0
Total operating expenses	814,857	683,347	678,620
Operating income	321,610	292,832	324,430
Financial expenses, net	(69,072)	(44,061)	(34,502)
Other expense, net	(6,243)	(11,449)	(5,082)
Income before income taxes	246,295	237,322	284,846
Income taxes	(19,414)	(26,445)	(55,585)
Net income after taxes	226,881	210,877	229,261
Equity in net earnings (losses) of affiliated companies and partnerships	1,774	(2,222)	11,361
Net income	228,655	208,655	240,622
Less: net income attributable to non-controlling interests	(798)	(1,917)	(1,513)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 227,857	$ 206,738	$ 239,109
Earnings Per Share [Abstract]
Basic net earnings per share (in usd per share)	$ 5.20	$ 4.83	$ 5.59
Diluted net earnings per share (in usd per share)	$ 5.20	$ 4.83	$ 5.59
Weighted average number of shares used in computation of basic earnings per share (in shares)	43,787	42,789	42,786
Weighted average number of shares used in computation of diluted earnings per share (in shares)	43,848	42,789	42,789